Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Trading Symbol	LSTG
Entity Registrant Name	LONE STAR GOLD, INC.
Entity Central Index Key	0001464865
Entity Filer Category	Smaller Reporting Company